Financial instruments (Tables)	12 Months Ended
Dec. 31, 2012
Investments, All Other Investments [Abstract]
Fair Value, by Balance Sheet Grouping [Table Text Block]
Classification of the Company’s financial instruments are as follows:

	2012	2011
Financial assets:
Held for trading, measured at fair value:
Cash and cash equivalents	$3,162,316	$7,397,025

Loans and receivables measured at amortized cost:
Accounts receivable	$135,497	$287,155

Financial liabilities, measured at amortized cost:
Accounts payable	165,587	217,539
Accrued liabilities	331,164	281,011
	$496,751	$498,550

Investment Income [Table Text Block]
The Company has recorded investment income in relation to the following financial instruments:

	2012	2011	2010
Financial assets held for trading:
Interest income earned on cash and cash equivalents	$19,568	$22,169	$57,277
	$19,568	$22,169	$57,277

Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]	The Company’s accounts receivable is comprised of the following:
	2012	2011
Trade receivables	$135,497	$287,155
Allowance for doubtful accounts	–	–
	$135,497	$287,155